RELATED PARTY DISCLOSURES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Related party transactions	$ 2,335,067	$ 2,097,242	$ 1,706,496
Consulting and Management Fees
Disclosure of transactions between related parties [line items]
Related party transactions	370,000	218,500	268,456
Directors' Fees
Disclosure of transactions between related parties [line items]
Related party transactions	108,600	103,805	70,378
Mineral Properties
Disclosure of transactions between related parties [line items]
Related party transactions	1,387,067	1,171,585	631,610
Salaries
Disclosure of transactions between related parties [line items]
Related party transactions	$ 469,400	$ 603,352	$ 736,052